Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Compensation Paid or Payable to Key Management for Services	Key management includes directors and executive officers. The compensation paid or payable to key management for services during the year indicated is presented below.
	Year ended December 31
	2023	2022	2021
	in USD thousands

Salaries and other short term employee benefits	784	737	801
Post-employment benefits	87	57	58
Total	871	794	589

Schedule of Balances with Related Parties	Balances with related parties
	December 31	December 31
	2023	2022
	in USD thousands

Current maturities of long term loans (see Note 10)	974	941
Other accounts payable and accruals	192	94